Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties [Abstract]
Schedule of related party transactions

Balance Sheet
	2013	2014
Assets
Combine Marine Ltd (c)	$1	$-
Oceanbulk Maritime S.A. and its affiliates (d)	9	241
Managed Vessels of Oceanbulk Shipping (e )	420	-
Product Shipping & Trading S.A (f)	56	4
Total Assets	$486	$245

Liabilities
Interchart Shipping Inc. (a)	$58	$6
Management and Directors Fees (b)	111	462
Managed Vessels of Oceanbulk Shipping LLC (e )	-	9
Oceanbulk Sellers (Note 17.2)	390	1,689
Total Liabilities	$559	$2,166

Excel Vessel Bridge Facility outstanding balance
	2013	2014
Excel Vessel Bridge Facility - current portion (i)	$-	$8,168
Excel Vessel Bridge Facility - non current portion (i)	-	47,993
Total Excel Vessel Bridge Facility	$-	$56,161

Capitalized Expenses
	2013	2014
Advances for vessels under construction and acquisition of vessels
Oceanbulk Maritime S.A.- commision fee for newbuilding vessels (d)	$519	$1,038

Statements of Operations
	2012	2013	2014
Commission on sale of vessel-Oceanbulk (d)	$(91)	$(90)	$-
Executive directors consultancy fees (b)	(453)	(528)	(1,516)
Non-executive directors compensation (b)	(124)	(114)	(191)
Office rent - Combine Marine Ltd. (c )	(40)	(41)	(42)
Voyage expenses-Interchart (a)	(1,134)	(773)	(1,997)
Management fee expense - Oceanbulk Maritime S.A. (d)	-	-	(158)
Interest on Excel Vessel Bridge Facility (i)	-	-	(1,659)
Management fee income - Oceanbulk Maritime S.A. (d)	-	-	188
Management fee income - Managed Vessels of Oceanbulk Shipping LLC (e )	204	823	1,390
Management fee income Product Shipping & Trading S.A. (f)	-	242	62